UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semiannual distribution period from April 15, 2022 to October 15, 2022
Commission File Number of issuing entity: 001-32824
PPLUS TRUST SERIES RRD-1 (Exact name of registrant as specified in its charter)
Commission File Number of depositor: 333-116208
MERRILL LYNCH DEPOSITOR, INC. (Exact name of depositor as specified in its charter)
MERRILL LYNCH DEPOSITOR, INC. (Exact name of sponsor as specified in its charter)
NEW YORK (State or other jurisdiction or incorporation or organization of the issuing entity)	13-3891329 (I.R.S. Employer Identification No.)
ONE BRYANT PARK, 4TH FL NY, NEW YORK (Address of principal executive offices of the issuing entity)	10036
(646) 855-6745 (Telephone number, including area code)
Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
PPLUS Class A Callable Trust Certificates Series RRD-1	[X]	[ ]	[ ]	NEW YORK STOCK EXCHANGE
PPLUS Class B Callable Trust Certificates Series RRD-1	[ ]	[ ]	[ ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [  ] No [X]

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 15, 2022, a distribution was made to holders of PPLUS Callable Trust Certificates Series RRD-1. The distribution report is attached as Exhibit 99.1 to this Form 10-D.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Not Applicable.

Item 3. Sales of Securities and Use of Proceeds.

Not Applicable.

Item 4. Defaults Upon Senior Securities.

Not Applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 6. Significant Obligors of Pool Assets.

A Form 15 “A Certification and Notice of Termination of Registration Under Section 12(g) of the Securities Exchange Act of 1934 or Suspension of Duty to File Reports under Sections 13 and 15(d) of the Securities Exchange Act of 1934” was filed by R.R. Donnelly & Sons Company, the Underlying Securities Issuer in connection with the PPLUS Trust Series RRD-1, on March 15, 2022. This is the last periodic report on file with the Securities and Exchange Commission for R.R. Donnelly & Sons Company. No further periodic reports, including annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K, or other current information is available on file with the Securities and Exchange Commission (the “SEC”). The Trust is in the process of termination and holders should receive distribution of the underlying securities against delivery of Class A Certificates as described in the Form 8-K filed by the Trust dated March 28, 2022.

Item 7. Significant Enhancement Provider Information.

Not Applicable.

Item 8. Other Information.

Not Applicable.

Item 9. Exhibits.

(a)	The following is a list of documents filed as part of this Report on Form 10-D:
99.1	Trustee’s report in respect of the October 15, 2022, distribution to holders of PPLUS Callable Trust Certificates Series RRD-1.

(b)	The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: Oct 28, 2022	MERRILL LYNCH DEPOSITOR, INC.
	By:	/s/ Matthew Nelson
		Name:	Matthew Nelson
		Title:	PRESIDENT

EXHIBIT INDEX

99.1	Trustee’s report in respect of the October 15, 2022 distribution to holders of PPLUS Callable Trust Certificates Series RRD-1